                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    MONDRIAN INVESTMENT PARTNERS LIMITED
Address: 3RD FLOOR, 80 CHEAPSIDE
         LONDON
         ECZY 6EE
         ___________________________

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOHN L. BARRETT
Title: CHIEF COMPLIANCE OFFICER
Phone: +44 207 477 7000

Signature, Place, and Date of Signing:


     John L. Barrett              LONDON, UNITED KINGDOM         14/2/2006
-----------------------------     ----------------------      ----------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-_________________        ________________________________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total: $1,434,911.69
                                       --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number            Name

      _____       28-______________________       ______________________________

      [Repeat as necessary.]

Column 1                                   Column 2    Column 3          Column 4          Column 5                   Column 6
--------                                   --------    --------          --------          --------                   --------
------------------------------------------------------------------------------------------------------------------------------------
                                           TITLE OF                                        SHRS OR              PUT / INVESTMENT
NAME OF ISSUER                             CLASS        CUSIP            VALUE (X$1000)    PRN AMT    SH / PRN  CALL  DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRADORA FONDOS PENSIO              SPONSORED ADR   00709P108     $    7,101.93      250,068                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS INC                            COM             013104104     $       85.40        4,000                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                                 COM             013817101     $      147.85        5,000                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                               COM             020039103     $       88.34        1,400                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                       COM             025816109     $       77.19        1,500                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERIPRISE FINL INC                       COM             03076C106     $       65.60        1,600                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
BANCO LATINOAMERICANO DE EXP              COM             P16994132     $   63,345.45    3,461,500                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER CHILE NEW SP              ADR             05965X109     $  106,040.96    2,377,600                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION               COM             060505104     $      129.22        2,800                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
CEMEX S A                                 SPONSORED ADR   151290889     $   86,151.35    1,453,065                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP                              COM             166764100     $      130.57        2,300                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
CHUNGHWA TELECOM CO LTD                   SPONSORED ADR   17133Q205     $  183,682.49   10,009,945                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                             COM             172967101     $      135.88        2,800                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA NACION              SPONSORED ADR   20440W105     $    5,792.98      270,700                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE                ADR             204412100     $   81,910.50    2,259,600                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC                         COM             205887102     $       73.49        3,624                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                       COM             369604103     $      123.59        3,526                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL SURE              SPONSORED ADR   40051E202     $   39,482.65    1,227,000                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV SP                COM             40049J206     $  103,474.70    1,285,400                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                             COM             460146103     $       63.86        1,900                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK                                SPONSORED ADR   50049M109     $      216.66        2,900                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
KOREA ELECTRIC PWR                        SPONSORED ADR   500631106     $    6,729.35      345,272                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
KT CORP                                   ADR             48268K101     $   95,100.97    4,413,038                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                                 COM             55262L100     $       70.59        2,600                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                          COM             58551A108     $      174.68        5,100                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                            COM             589331107     $      117.79        3,703                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                            COM             594918104     $      135.98        5,200                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC                   SPONSORED ADR   607409109     $   83,275.50    2,379,300                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                            COM             617446448     $      124.83        2,200                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                               COM             68389X105     $       80.59        6,600                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO              SPONSORED ADR   71654V101     $  160,745.79    2,497,216                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                                COM             717081103     $      111.94        4,800                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
POSCO SPONSORED                           ADR             693483109     $  185,842.57    3,753,637                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD              SPONSORED ADR   874039100     $   28,854.95    2,911,700                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA S A SPONSORED                  SPONSORED ADR   879382208     $      169.64        3,768                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO S A                   SPONSORED ADR   879403780     $   68,434.65    2,768,000                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS                    COM             92343V104     $      126.50        4,200                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                                B SHARES        925524308     $      114.10        3,500                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
VOTORANTIM CELULOSE E PAPEL               SPONSORED ADR   92906P106     $  126,279.26   10,169,869                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
WYETH                                     COM             983024100     $      101.35        2,200                       SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                        $1,434,911.69

                                                Column 7               Column 8
                                                --------               --------
                                                             VOTING AUTHORITY
-------------------------------------------------------------------------------------------
                                                OTHER
NAME OF ISSUER                                  MANAGERS   SOLE        SHARED      NONE
-------------------------------------------------------------------------------------------
ADMINISTRADORA FONDOS PENSIO                     NONE                  SHARED
-------------------------------------------------------------------------------------------
ALBERTSONS INC                                   NONE                  SHARED
-------------------------------------------------------------------------------------------
ALCOA INC                                        NONE                  SHARED
-------------------------------------------------------------------------------------------
ALLTEL CORP                                      NONE                  SHARED
-------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                              NONE                  SHARED
-------------------------------------------------------------------------------------------
AMERIPRISE FINL INC                              NONE                  SHARED
-------------------------------------------------------------------------------------------
BANCO LATINOAMERICANO DE EXP                     NONE                  SHARED
-------------------------------------------------------------------------------------------
BANCO SANTANDER CHILE NEW SP                     NONE                  SHARED
-------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION                      NONE                  SHARED
-------------------------------------------------------------------------------------------
CEMEX S A                                        NONE                  SHARED
-------------------------------------------------------------------------------------------
CHEVRON CORP                                     NONE                  SHARED
-------------------------------------------------------------------------------------------
CHUNGHWA TELECOM CO LTD                          NONE                  SHARED
-------------------------------------------------------------------------------------------
CITIGROUP INC                                    NONE                  SHARED
-------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA NACION                     NONE                  SHARED
-------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE                       NONE                  SHARED
-------------------------------------------------------------------------------------------
CONAGRA FOODS INC                                NONE                  SHARED
-------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                              NONE                  SHARED
-------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL SURE                     NONE                  SHARED
-------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV SP                       NONE                  SHARED
-------------------------------------------------------------------------------------------
INTL PAPER CO                                    NONE                  SHARED
-------------------------------------------------------------------------------------------
KOOKMIN BK                                       NONE                  SHARED
-------------------------------------------------------------------------------------------
KOREA ELECTRIC PWR                               NONE                  SHARED
-------------------------------------------------------------------------------------------
KT CORP                                          NONE                  SHARED
-------------------------------------------------------------------------------------------
MBNA CORP                                        NONE                  SHARED
-------------------------------------------------------------------------------------------
MELLON FINL CORP                                 NONE                  SHARED
-------------------------------------------------------------------------------------------
MERCK & CO INC                                   NONE                  SHARED
-------------------------------------------------------------------------------------------
MICROSOFT CORP                                   NONE                  SHARED
-------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC                          NONE                  SHARED
-------------------------------------------------------------------------------------------
MORGAN STANLEY                                   NONE                  SHARED
-------------------------------------------------------------------------------------------
ORACLE CORP                                      NONE                  SHARED
-------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO                     NONE                  SHARED
-------------------------------------------------------------------------------------------
PFIZER INC                                       NONE                  SHARED
-------------------------------------------------------------------------------------------
POSCO SPONSORED                                  NONE                  SHARED
-------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD                     NONE                  SHARED
-------------------------------------------------------------------------------------------
TELEFONICA S A SPONSORED                         NONE                  SHARED
-------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO S A                          NONE                  SHARED
-------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS                           NONE                  SHARED
-------------------------------------------------------------------------------------------
VIACOM INC                                       NONE                  SHARED
-------------------------------------------------------------------------------------------
VOTORANTIM CELULOSE E PAPEL                      NONE                  SHARED
-------------------------------------------------------------------------------------------
WYETH                                            NONE                  SHARED
-------------------------------------------------------------------------------------------